GENERAL ADMINISTRATION EXPENSES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
GENERAL ADMINISTRATION EXPENSES
Personnel expenses	€ (4,451)	€ (4,344)	€ (4,131)
Legal and consulting fees	(3,391)	(4,567)	(4,401)
External administrative expenses	(2,333)	(1,716)	(965)
Other administrative expenses	(1,229)	(1,165)	(3,042)
Total administrative expenses	€ (11,404)	€ (11,792)	€ (12,538)